Note 5 - Leases (Details Textual) - USD ($)	1 Months Ended			12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2019	Mar. 31, 2024
Finance Lease, Liability, to be Paid				$ 54,000
Operating Lease, Weighted Average Remaining Lease Term (Year)				20 years 4 months 24 days
Finance Lease, Weighted Average Remaining Lease Term (Year)				6 months
Operating Lease, Weighted Average Discount Rate, Percent				7.50%
Finance Lease, Weighted Average Discount Rate, Percent				1.90%
Heavy-duty Forklift [Member]
Lessee, Finance Lease, Term of Contract (Year)			5 years
Finance Lease, Liability, to be Paid			$ 500,000
Finance Lease, Monthly Payment			$ 9,000
Office Space in Longview, Texas [Member]
Lessee, Operating Lease, Renewal Term (Year)		5 years
Operating Lease, Monthly Payments		$ 13,000		$ 11,000
Lessee, Operating Lease, Term of Contract (Month)				60 months
Operating Lease, Additional Term (Month)				60 months
Office Space in Longview, Texas [Member] | Subsequent Event [Member]
Lessee, Operating Lease, Renewal Term (Year)	36 months
Operating Lease, Monthly Payments	$ 5,000